U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

              INVESCO Treasurer's Series Trust
              7800 E. Union Avenue
              Denver, Colorado 80237

2. Name of each series or class of funds for which this notice is filed:

              INVESCO Treasurer's Money Market Reserve Fund
              INVESCO Treasurer's Tax-Exempt Reserve Fund
              INVESCO Treasurer's Prime Reserve Fund
              INVESCO Treasurer's Special Reserve Fund


3.    Investment Company Act File Number:   811-5460

      Securities Act File Number:  033-19862


4.    Last day of fiscal year for which this notice is filed:

              December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

              -----

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

              Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

9.    Number and aggregate sale price of securities sold during the fiscal year:

              Shares = 876,836,866        $876,836,866

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

              Shares = 876,836,866        $876,836,866





11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              N/A

12.   Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year in
              reliance on Rule 24f-2
              (from Item 10):                                  $  876,836,866
                                                               --------------

      (ii)    Aggregate price of shares issued
              in connection with dividend
              reinvestment plans (from Item 11,
              if applicable):                                  +    N/A
                                                               --------------
      (iii)   Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                            -  825,870,208
                                                               --------------

      (iv)    Aggregate price of shares redeemed
              or repurchased and previously
              applied as a reduction to filing
              fees pursuant to Rule 24e-2
              (if applicable):                                 +    N/A
                                                               --------------

      (v)     Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on Rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              if applicable:                                       50,966,658
                                                               --------------

      (vi)    Multiplier prescribed by Section
              6(b) of the Securities Act of 1933
              or other applicable law or regula-
              tion (see Instruction C.6):                      x     1/2900
                                                               --------------

      (vii)   Fee due [line (i) or line(v)
              multipled by line (vi)]:                         $    17,574.71
                                                               ==============

Instruction:     Issuers  should  complete  lines  (ii),   (iii),   (iv),  and
                 (v)  only  if  the  form  is  being  filed   within  60  days
                 after   the  close  of  the   issuer's   fiscal   year.   See
                 Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures (17 CFR 202.3a).

                X
               ---

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              February 14, 1996 and February 21, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                                                INVESCO Treasurer's Series Trust


                                                By: /s/ Dan J. Hesser
                                                --------------------------------
                                                    Dan J. Hesser
                                                    President & Chief
                                                    Executive Officer

                                                Date:   February 21, 1996